Impairment loss on non - financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment loss on other assets	$ (3,464)	$ 0	$ 0
Impairment loss on investment properties	(3,849)	0	0
Write off on intangible assets	(2,705)	0	0
Impairment losses on non-financial assets	$ (10,018)	$ 0	$ 0